Condensed financial information of Plastec Technologies, Ltd. (Details 1) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	HKD 1,298,493	HKD 1,207,811	HKD 1,167,115
Other incomes	6,594	7,737	2,508
Income before income tax expense	161,581	191,301	84,614
Income tax expense	30,246	23,480	3,734
Total comprehensive income	131,335	167,821	80,880
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	74,000	414,000	224,758
Other incomes	13,091	12,119	12,192
Administrative expenses	(16,213)	(4,101)	(4,455)
Income before income tax expense	70,878	422,018	232,495
Income tax expense	(232)	(1,519)	(1,379)
Total comprehensive income	HKD 70,646	HKD 420,499	HKD 231,116